Jennison 20/20 Focus Fund

Jennison Blend Fund, Inc.

Jennison Natural Resources Fund, Inc.

Jennison Small Company Fund, Inc.

Jennison U.S. Emerging Growth Fund, Inc.

Jennison Value Fund

Dryden California Municipal Fund

Dryden Global Total Return Fund, Inc.

Dryden Government Income Fund, Inc.

Dryden Government Securities Trust

Dryden High Yield Fund, Inc.

Dryden Index Series Fund, Inc.

Dryden Municipal Bond Fund

Dryden Municipal Series Fund

Dryden National Municipals Fund, Inc.

Dryden Short-Term Bond Fund, Inc.

Dryden Small Cap Core Equity Fund, Inc.

Dryden Tax-Free Money Fund

Dryden Tax-Managed Funds

Dryden Total Return Bond Fund, Inc.

MoneyMart Assets, Inc.

Prudential Investment Portfolios, Inc.

Prudential World Fund, Inc.

Nicholas-Applegate Fund, Inc.

Strategic Partners Asset Allocation Funds, Inc.

Strategic Partners Mutual Funds, Inc.

Strategic Partners Opportunity Funds

Strategic Partners Real Estate Fund, and

Strategic Partners Style Specific Funds, Inc.

Supplement dated May 24, 2006 to the Prospectus

This supplement amends the Prospectus of each of the funds referenced below and is in addition to any existing supplement to a Fund’s Prospectus.

JennisonDryden Mutual Funds

Jennison 20/20 Focus Fund

Jennison Blend Fund

Jennison Conservative Growth Fund

Jennison Equity Opportunity Fund

Jennison Financial Services Fund

Jennison Global Growth Fund

Jennison Growth Fund

Jennison Health Sciences Fund

Jennison Natural Resources Fund

Jennison Select Growth Portfolio

Jennison Small Company Fund

Jennison Technology Fund

Jennison U.S. Emerging Growth Fund

Jennison Utility Fund

Jennison Value Fund

JennisonDryden Conservative Allocation Fund

JennisonDryden Growth Allocation Fund

JennisonDryden Moderate Allocation Fund

Dryden Active Allocation Fund

Dryden Global Total Return Fund

Dryden Government Income Fund

Dryden High Yield Fund

Dryden International Equity Fund

Dryden Large Cap Core Equity Fund

Dryden National Municipals Fund

California Income Series

California Series

Florida Series

New Jersey Series

New York Series

Pennsylvania Series

Dryden Short-Term Corporate Bond Fund

Dryden Small Cap Core Equity Fund

Dryden Stock Index Fund

Dryden Strategic Value Fund

Dryden Tax-Free Money Fund

Dryden Total Return Bond Fund

Dryden Ultra Short Bond Fund

High Income Series

Insured Series

Money Market Series

MoneyMart Assets

Strategic Partners Mutual Funds

Strategic Partners Balanced Fund

Strategic Partners Capital Growth Fund

Strategic Partners Concentrated Growth Fund

Strategic Partners Conservative Allocation Fund

Strategic Partners Core Value Fund

Strategic Partners Equity Income Fund

Strategic Partners Growth Allocation Fund

Strategic Partners High Yield Bond Fund

Strategic Partners International Growth Fund

Strategic Partners International Value Fund

Strategic Partners Large Cap Value

Strategic Partners Managed OTC Fund

Strategic Partners Mid Cap Growth Fund

Strategic Partners Mid Cap Value Fund

Strategic Partners Moderate Allocation Fund

Strategic Partners Money Market Fund

Strategic Partners New Era Growth

Strategic Partners Real Estate Fund

Strategic Partners Small Cap Growth Fund

Strategic Partners Small Cap Value

Strategic Partners Technology Fund

Strategic Partners Total Return Bond

Nicholas-Applegate Growth Equity Fund

1. The table captioned “Shareholder Fees” under the caption “Fees and Expenses” is amended by adding the following as the final row in the table:

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class R	Class Z	Class I	Class Y
Small balance account fee beginning on or about November 17, 2006	$15	$15	$15	None	None	None	$15

2. A new second note is added to the “Notes to Fees and Expenses Table,” as follows:

° Beginning on or about November 17, 2006, if the value of your account is less than $2,500, the Fund will deduct a $15 annual small balance account fee from your account. The small balance account fee will also be charged on accounts invested in Class L, M or X shares (these share classes are currently not offered for sale). Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) Automatic Investment Plan (“AIP”) accounts or employee savings plan accounts. For more information, see “Purchase, Redemption and Pricing of Fund Shares – Small Balance Account Fee” in the Statement of Additional Information.

3. The table under the caption “Share Class Comparison” is amended by deleting the columns headed Class A, Class B and Class C, and replacing them with the following:

	Class A	Class B	Class C
Minimum purchase amount	$1,000	$1,000	$2,500
Minimum purchase amount beginning on or about November 17, 2006	$2,500	$2,500	$2,500
Minimum amount for subsequent purchases	$100	$100	$100
Maximum initial sales charge	5.5% of the public offering price	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% (on investments of $1 million or more redeemed within 1 year)	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Year 5/6) 0% (Year 7)	1% (year 1)
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30 of 1% (.25 of 1% currently)	1%	1%

4. The first note under the caption “Notes to Share Class Comparison Table” is deleted and replaced with the following:

° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts or payroll deduction plan accounts. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan (“AIP”) is $50. Effective on or about November 17, 2006: (i) the minimum initial investment for retirement accounts and custodial accounts for minors is $1,000, and (ii) subsequent investments through newly-established AIP accounts must be at least $1,200 annually. Prior thereto, the minimum investment requirements do not apply to certain retirement and custodial accounts for minors. For more information, see "Additional Shareholder Services."

5. The second and third notes under the caption “Notes to Share Class Comparison Table” are deleted and replaced with the following:

° Beginning on or about November 17, 2006, if the value of your Class A, Class B, Class C or Class Y account is less than $2,500, the Fund will deduct a $15 annual small balance account fee from your account. Thereafter, beginning in 2007, the $15 annual small balance account fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. The $15 small balance account fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) omnibus accounts, (iii) institutional accounts, (iv) group retirement plans, and (v) Automatic Investment Plan (“AIP”) accounts or employee savings plan accounts. For more information, see “Fees and Expenses” and the table captioned “Shareholder Fees” in this Prospectus, and “Purchase, Redemption and Pricing of Fund Shares – Small Balance Account Fee” in the Statement of Additional Information.

° For more information about the CDSC and how it is calculated, see "How to Sell Your Shares -- Contingent Deferred Sales Charge (CDSC)."

° Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% CDSC, although they are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement or benefit plans.

6. The following is added immediately following the caption “Qualifying for Class Z Shares”

Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, and IRS section 501 entities, such as foundations and endowments. The minimum initial investment for such investors is $10 million. Institutional investors are responsible for indicating their eligibility to purchase Class Z Shares at the time of purchase.

7. The section captioned “How to Sell Shares - Small Accounts” is deleted and replaced with the following:

Involuntary Redemption of Small Accounts. Beginning on or about November 10, 2006, if the value of your account is less than $500 for any reason, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to Automatic Investment Plan (“AIP”) accounts, employee savings plan accounts, payroll deduction plan accounts, or retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account). Prior thereto, if you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares – Involuntary Redemption” in the Statement of Additional Information. Note that beginning November 17, 2006, if the value of your account is less than $2,500 (with certain exclusions), a $15 annual small balance account fee will be deducted from your account; any applicable CDSC on the shares redeemed to pay the $15 small balance account fee will be waived. For more information, see “Fees and Expenses” and the table captioned “Shareholder Fees” in this Prospectus, and “Purchase, Redemption and Pricing of Fund Shares – Small Balance Account Fee” in the Statement of Additional Information.

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